Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 61,612	$ 50,360
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 58,460	$ 40,309
Long-lived assets (as a percent)	94.90%	80.00%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,593	$ 9,633
Long-lived assets (as a percent)	2.60%	19.20%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,559	$ 418
Long-lived assets (as a percent)	2.50%	0.80%